Basis of Preparation (Details 2) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Net cash provided by operating activities	₪ 3,472	[1]	₪ 3,480	₪ 3,457
Net cash used in investing activities	(2,507)	[1]	(966)	(1,036)
Net cash used for financing activities	(2,200)	[1]	₪ (916)	₪ (2,230)
Initial application of IFRS 16, Leases [Member] | In accordance with the previous policy [Member]
Statement Line Items [Line Items]
Net cash provided by operating activities	3,075
Net cash used in investing activities	(2,532)
Net cash used for financing activities	(1,778)
Initial application of IFRS 16, Leases [Member] | Change [Member]
Statement Line Items [Line Items]
Net cash provided by operating activities	397
Net cash used in investing activities	25
Net cash used for financing activities	₪ (422)

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 3a.